Preferred Stock (Tables)	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Summary of Allocation of Proceeds to and Changes in Carrying Value of Class B

A summary of the allocation of proceeds to and changes in the carrying value of the Class B follows (in thousands):

	Shares	Amount
Balance—October 2, 2010		$—
Issuance of Class B redeemable
Issuance of Class B redeemable convertible preferred stock	34,170	120,000

Less:
Issuance costs		(1,321)
Fair value of common stock warrant		(5,656)
Fair value of Class B conversion liability		(41,641)

Initial recorded value		71,382
Accretion		4,236

Balance—September 30, 2011		75,618
Accretion		2,616
Reclassification upon conversion of Class B to common stock		(78,234)

Balance—September 28, 2012		$—

Summary of Changes in Carrying Value of Class B Conversion Liability

The following is a summary of the changes in the carrying value of the Class B conversion liability (in thousands):

Balance—October 2, 2010	$—
Estimated fair value upon issuance	41,641
Change in estimated fair value	39,737

Balance—September 30, 2011	81,378
Change in estimated fair value	44,119
Payment of Class B preference	(60,000)
Reclassification upon conversion of Class B to common stock	(65,497)

Balance—September 28, 2012	$—